Mar Vista Strategic Growth Fund
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.9%
COMMUNICATION SERVICES - 5.9%
Entertainment - 2.3%
The Walt Disney Co. (a)	14,716	$1,596,539
Interactive Media & Services - 3.6%
Alphabet, Inc. (a)	24,593	2,456,103
TOTAL COMMUNICATION SERVICES		4,052,642

CONSUMER DESCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	8,389	915,576
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)(c)	25,071	2,585,572
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.	12,846	1,635,681
TOTAL CONSUMER DISCRETIONARY		5,136,829

CONSUMER STAPLES - 2.3%
Beverages - 2.3%
PepsiCo, Inc.	9,252	1,582,277
TOTAL CONSUMER STAPLES		1,582,277

FINANCIALS - 20.0%
Banks - 4.8%
First Republic Bank	15,815	2,228,017
U.S. Bancorp	20,575	1,024,635
		3,252,652
Capital Markets - 7.4%
Charles Schwab Corp.	33,274	2,576,073
Moody's Corp.	7,578	2,445,800
		5,021,873
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. (a)	7,413	2,309,298
Insurance - 4.4%
Markel Corp. (a)	2,132	3,003,945
TOTAL FINANCIALS		13,587,768

HEALTH CARE - 6.1%
Life Sciences Tools & Services - 3.3%
Mettler-Toledo International, Inc. (a)	1,476	2,262,590
Pharmaceuticals - 2.8%
Johnson & Johnson	11,588	1,893,711
TOTAL HEALTH CARE		4,156,301

INDUSTRIALS - 11.4%
Aerospace & Defense - 4.6%
TransDigm Group, Inc.	4,369	3,135,850
Air Freight & Logistics - 2.5%
GXO Logistics, Inc. (a)	32,236	1,686,910
Industrial Conglomerates - 2.2%
Honeywell International, Inc.	7,138	1,488,130
Machinery - 2.1%
Fortive Corp.	20,657	1,405,295
TOTAL INDUSTRIALS		7,716,185

INFORMATION TECHNOLOGY - 30.4%
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp.	21,400	1,707,078
IT Services - 3.4%
Visa, Inc. (c)	9,938	2,287,827
Semiconductors & Semiconductor Equipment - 4.7%
Microchip Technology, Inc.	40,960	3,179,315
Software - 16.2%
Adobe, Inc. (a)	6,247	2,313,514
Intuit, Inc.	2,969	1,254,907
Microsoft Corp.	11,595	2,873,357
Roper Technologies, Inc.	3,248	1,386,084
Salesforce, Inc. (a)	6,878	1,155,298
SAP SE - ADR (c)	16,642	1,972,576
		10,955,736
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (c)	17,031	2,457,403
TOTAL INFORMATION TECHNOLOGY		20,587,359

MATERIALS - 6.2%
Chemicals - 6.2%
Air Products and Chemicals, Inc.	7,712	2,471,773
Linde PLC - ADR (c)	5,199	1,720,557
TOTAL MATERIALS		4,192,330
TOTAL COMMON STOCKS ($31,453,791)		61,011,691

REITS - 3.3%
Real Estate - 3.3%
American Tower Corp.	9,916	2,215,135
TOTAL REITS (Cost $1,630,510)		2,215,135

SHORT-TERM INVESTMENTS - 6.9%
MONEY MARKET FUNDS - 6.9%
First American Government Obligations Fund - Class V, 4.25% (b)	4,672,725	4,672,725
TOTAL SHORT-TERM INVESTMENTS (Cost $4,672,725)		4,672,725

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.4%
Mount Vernon Liquid Assets Portfolio, 4.47% (b)	9,101,915	9,101,915
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $9,101,915)		9,101,915

TOTAL INVESTMENTS (Cost $46,858,941) - 113.5%		77,001,466
Liabilities In Excess of Other Assets - (13.5)%		(9,152,284)
TOTAL NET ASSETS - 100.0%		$67,849,182

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2023.
(c)	This security or a portion of this security was out on loan at Janaury 31, 2023. As of January 31, 2023, the total value of loaned securities was $9,043,541 or 13.3% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at January 31, 2023 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,052,642	$-	$-	$4,052,642
Consumer Discretionary	5,136,829	-	-	5,136,829
Consumer Staples	1,582,277	-	-	1,582,277
Financials	13,587,768	-	-	13,587,768
Health Care	4,156,301	-	-	4,156,301
Industrials	7,716,185	-	-	7,716,185
Information Technology	20,587,359	-	-	20,587,359
Materials	4,192,330	-	-	4,192,330
Total Common Stocks	61,011,691	-	-	61,011,691
REITs	2,215,135	-	-	2,215,135
Short-Term Investments	4,672,725	-	-	4,672,725
Investments Purchased with Cash Proceeds from Securities Lending	9,101,915	-	-	9,101,915
Total Investments in Securities	$77,001,466	$-	$-	$77,001,466